Nature of operations and going concern	12 Months Ended
Dec. 31, 2021
Disclosure of nature of operations and going concern [Abstract]
Nature of operations and going concern

1Nature of operations and going concern

IMV Inc. (the “Corporation” or “IMV”) is, through its 100% owned subsidiaries, a clinical-stage immuno-oncology company developing a portfolio of therapies based on DPX®, our novel immune-educating technology platform, that informs a specific, robust, and persistent anti-tumor immune response, offering long-lasting benefit to patients with solid or hematological cancers. Our DPX® technology is a unique and patented delivery platform that can incorporate a range of bioactive molecules to produce targeted, long-lasting immune responses enabled by various formulated components. We believe our versatile, immune-educating technology can be developed for application in a variety of therapeutic areas where generation of a target-specific immune response is expected to mitigate disease. The Corporation’s lead candidate, maveropepimut-S (or “MVP-S”, previously known as “DPX-Survivac”) is a DPX-based immunotherapy that targets survivin-expressing cells for elimination by educated, cytotoxic T cells. Survivin is overexpressed in most solid and liquid tumors and survivin expression is highly correlated with aggressive tumors and poor prognosis in multiple cancers. MVP-S is currently being evaluated in multiple clinical trials for hematologic and solid cancers, including Diffuse Large B Cell Lymphoma as well as ovarian, bladder and breast cancers.

The Corporation has one reportable and geographic segment. Incorporated under the Canada Business Corporations Act and domiciled in Dartmouth, Nova Scotia, Canada the shares of the Corporation are listed on the Nasdaq Stock Market and the Toronto Stock Exchange under the symbol “IMV”. The Corporation’s principal place of business is 130 Eileen Stubbs Avenue, Suite 19, Dartmouth, Nova Scotia, Canada and it also has corporate offices in Cambridge, MA and Quebec, QC.

These financial statements have been prepared using International Financial Reporting Standards applicable to a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business as they come due. Since the Corporation’s inception, the Corporation’s operations have been financed through the sale of shares, issuance of debt, revenue from subcontracts, interest income on funds available for investment, government assistance and income tax credits. The Corporation has incurred significant operating losses (2021 -$36,589, 2020 - $23,399) and negative cash flows from operations since inception and has an accumulated deficit of $154,920 as at December 31, 2021.

The ability of the Corporation to continue as a going concern is dependent upon raising additional financing through equity and non-dilutive funding and partnerships. Further, the Corporation’s loan agreement with Horizon contains certain conditions and restrictive covenants, including cross-default provision which puts IMV in default if IMV defaults on its other long-term debt obligations. The Corporation is in compliance with its debt covenants. There can be no assurance that the Corporation will have sufficient capital to fund its ongoing operations, develop or commercialize any products without future financings. These material uncertainties cast substantial doubt as to the Corporation’s ability to meet its obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. The Corporation is currently pursuing financing alternatives that may include equity, debt, and non-dilutive financing alternatives including co-development through potential collaborations, strategic partnerships or other transactions with third parties, and merger and acquisition opportunities. There can be no assurance that additional financing will be available on acceptable terms or at all. If the Corporation is unable to obtain additional financing when required, the Corporation may have to substantially reduce or eliminate planned expenditures or the Corporation may be unable to continue operations.

The Corporation's ability to continue as a going concern is dependent upon its ability to fund its research and development programs and defend its patent rights. These consolidated financial statements do not reflect the

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IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

1Nature of operations and going concern (continued)

adjustments to the carrying values of assets and liabilities and the reported expenses and statements of financial position classifications that would be necessary if the Corporation were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

An outbreak of a novel strain of coronavirus, identified as “COVID-19”, was declared a global pandemic by the World Health Organization on March 11, 2020. The extent to which the ongoing pandemic may cause significant disruptions to IMV’s business and greater impacts to results of operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration and severity of outbreaks, including potential future waves or cycles, the variants and the effectiveness of actions to contain and treat COVID-19. The Corporation cannot predict the duration, scope and severity of any potential business shutdowns or disruptions, including to ongoing and planned clinical studies and regulatory approval prospects. Further prolonged shutdowns or other business interruptions could result in material and negative effects to the Corporation’s ability to conduct its business in the manner and on the timelines currently planned, which could have a material adverse impact on IMV’s business, results of operations, and financial condition. The COVID-19 pandemic continues to evolve, and the Corporation will continue to monitor the effects of COVID-19 on its business.